18. Reserve for Warrants	12 Months Ended
Jun. 30, 2023
Notes
18. Reserve for Warrants

18.Reserve for Warrants

The following summarizes the warrant activity for the years ended June 30, 2023, 2022 and 2021:

	2023		2022		2021
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted Average exercise price
	#	$	#	$	#	$
Outstanding, beginning of year	821,106	3.93	880,525	1.55	551,929	1.59
Issued from debentures financing	-	-	-	-	361,098	1.50
Issued as Finders’ Warrants from IPO	-	-	184,000	USD 9.375	-	-
Issued as Incentive Warrants	75,000	USD 3.00	-	-	-	-
Issued as Incentive Warrants	75,000	USD 4.00	-	-	-	-
Issued as Incentive Warrants	75,000	USD 5.00	-	-	-	-
Issued as Settlement Warrants	500,000	USD 2.50	-	-	-	-
Exercised	(21,052)	1.50	(243,419)	1.50	(2,170)	2.25
Expired	-	-	-	-	(30,332)	2.25
Outstanding, end of year	1,525,054	4.00	821,106	3.93	880,525	1.55

Warrant issuances for the year ended June 30, 2021

As part of the Debentures issuance in February 2021, the Company issued 346,108 Warrants to subscribers of the Debentures. Debenture holders were eligible to receive such number of Warrants equal to half of the number of common shares issuable upon conversion of the Debentures at the conversion price of $1.25. Each Warrant is exercisable into one common share at an exercise price of $1.50 per Warrant until the earlier of (i) 60 months from the grant date or (ii) 24 months from the Company completing a listing on a Canadian stock exchange. These Warrants were valued at $90,769, recorded to the warrants reserve after allocating, on a pro-rata basis, the $362,411 residual value of the Debentures between the debt and warrants components after the initial allocation of $442,589 of the $805,000 net proceeds received to the conversion feature.

18.Reserve for Warrants (continued)

Warrant issuances for the year ended June 30, 2021 (continued)

The Debenture Warrants were valued using Black-Scholes based on the following assumptions: expected life of 2.5 years, expected volatility of 70%, expected dividend yield of nil, risk-free interest rate of 0.18% - 0.22%, market price of $1.50, and an exercise price of $1.50. $2,025 of Debenture transaction costs was recorded to warrants reserve in amortizing the value of transaction costs allocated to the warrants component of the Debentures.

15,000 Debenture Finders’ Warrants exercisable on the same terms as the Debenture Warrants were also issued, and they were valued at $9,480 using Black-Scholes based on the following assumptions: expected life of 2.5 years, expected volatility of 70%, expected dividend yield of nil, risk-free interest rate of 0.18%, market price of $1.50, and an exercise price of $1.50.  The value of these warrants allocated to loan liability transaction costs is being amortized in the statement of loss and comprehensive loss in accreting up the carrying value of the Debenture loan liability to its principal balance and the value allocated to Debenture warrants transaction costs is being amortized to the warrants reserve over the term of the Debentures.

Warrant issuances for the year ended June 30, 2022

As part of the IPO which closed on November 23, 2021, the Company issued 184,000 Finders’ Warrants exercisable at USD $9.375 before November 19, 2026. As these Finders’ Warrants are denominated in USD, they are considered derivative liabilities hence classified as such (see Note 13 for details).

Warrant issuances for the year ended June 30, 2023

As part of an engagement agreement, the Company issued 225,000 Incentive Warrants exercisable at USD $3, $4 and $5, respectively, up to February 17, 2025, and as part of settlement 500,000 Settlement Warrants exercisable at USD $2.50 up to March 31, 2026. As the Incentive Warrants and Settlement Warrants are denominated in USD, they are considered derivative liabilities hence classified as such (see Note 13 for details).

The following table summarizes information of warrants outstanding as at June 30, 2023:

Date of expiry	Number of warrants outstanding	Exercise price	Weighted average remaining contractual life
	#	$	Years
November 19, 2023	32,000	1.25	0.39
November 19, 2023	512,627	1.50	0.39
November 19, 2023	71,427	2.25	0.39
February 17, 2025	75,000	USD 3.00	1.64
February 17, 2025	75,000	USD 4.00	1.64
February 17, 2025	75,000	USD 5.00	1.64
March 31, 2026	500,000	USD 2.50	2.75
November 19, 2026	184,000	USD 9.375	3.40
	1,525,054	4.00	1.71